Investment Property (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investment Property,
Balance, beginning of year	$ 34,430	$ 36,908
Change in fair value during the year	49	407
Disposals	(2,643)	(7)
Currency translation adjustments	14	(2,878)
Balance, end of year	$ 31,850	$ 34,430